III. Financial Risk Management - Financial Instruments and Classification Within the Fair Value Hierarchy (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents		$ 318,127	$ 584,681	$ 1,554,299
Other investments - current		397,849	872,488
Derivative financial instruments		11,315	11,449
Other investments - non-current		320,254	247,082
Current trade receivables		1,299,072	968,148	1,348,160
Other receivables	[1]	302,164	232,152
Liabilities
Borrowings C and NC		330,933	619,007
Trade payables		845,256	462,105
Finance Lease Liabilities C and NC		117,285	257,343	$ 230,167
Derivative financial instruments		11,328	3,217
Derivative liabilities [member]
Liabilities
Derivative financial instruments		11,328	3,217
Derivatives [member]
Assets
Derivative financial instruments		11,315	11,449
Other receivables [member]
Assets
Other receivables		133,879	138,989
Other receivables (non-Financial) [member]
Assets
Other receivables		168,285	93,163
Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current		239,742	763,697
U.S. Sovereign Bills [Member]
Assets
Other investments - current			97,982
Non - U.S. Sovereign Bills [Member]
Assets
Other investments - current			14,586
Certificates of Deposits [member]
Assets
Other investments - current		94,414	222,132
Commercial Papers [member]
Assets
Other investments - current		30,062	268,737
Other notes [member]
Assets
Other investments - current		115,266	160,260
Bonds and other fixed income [member]
Assets
Other investments - current		158,107	108,791
Other investments - non-current		312,619	239,422
Non - U.S. government securities [member]
Assets
Other investments - current		10,660	20,219
Corporates securities [member]
Assets
Other investments - current		147,447	88,572
Other investments [member]
Assets
Other investments - non-current		7,635	7,660
Level 1 of fair value hierarchy [member]
Assets
Cash and cash equivalents		105,697	98,183
Other investments - current		158,107	108,791
Other investments - non-current		312,619	239,422
Current trade receivables
Other receivables	[1]
Total		576,423	446,396
Liabilities
Borrowings C and NC
Trade payables
Finance Lease Liabilities C and NC
Total
Level 1 of fair value hierarchy [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Level 1 of fair value hierarchy [member] | Derivatives [member]
Assets
Derivative financial instruments
Level 1 of fair value hierarchy [member] | Other receivables [member]
Assets
Other receivables
Level 1 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Level 1 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | U.S. Sovereign Bills [Member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Non - U.S. Sovereign Bills [Member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Certificates of Deposits [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Commercial Papers [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Other notes [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current		158,107	108,791
Other investments - non-current		312,619	239,422
Level 1 of fair value hierarchy [member] | Non - U.S. government securities [member]
Assets
Other investments - current		10,660	20,219
Level 1 of fair value hierarchy [member] | Corporates securities [member]
Assets
Other investments - current		147,447	88,572
Level 1 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - non-current
Level 2 of fair value hierarchy [member]
Assets
Cash and cash equivalents
Other investments - current
Other investments - non-current
Current trade receivables
Other receivables	[1]
Total		11,315	11,449
Liabilities
Borrowings C and NC
Trade payables
Finance Lease Liabilities C and NC
Total		11,328	3,217
Level 2 of fair value hierarchy [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments		11,328	3,217
Level 2 of fair value hierarchy [member] | Derivatives [member]
Assets
Derivative financial instruments		11,315	11,449
Level 2 of fair value hierarchy [member] | Other receivables [member]
Assets
Other receivables
Level 2 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Level 2 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | U.S. Sovereign Bills [Member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Non - U.S. Sovereign Bills [Member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Certificates of Deposits [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Commercial Papers [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Other notes [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Level 2 of fair value hierarchy [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Corporates securities [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - non-current
Level 3 of fair value hierarchy [member]
Assets
Cash and cash equivalents
Other investments - current
Other investments - non-current		7,635	7,660
Current trade receivables
Other receivables	[1]	48,659	48,659
Total		56,294	56,319
Liabilities
Borrowings C and NC
Trade payables
Finance Lease Liabilities C and NC
Total
Level 3 of fair value hierarchy [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Level 3 of fair value hierarchy [member] | Derivatives [member]
Assets
Derivative financial instruments
Level 3 of fair value hierarchy [member] | Other receivables [member]
Assets
Other receivables		48,659	48,659
Level 3 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Level 3 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | U.S. Sovereign Bills [Member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Non - U.S. Sovereign Bills [Member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Certificates of Deposits [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Commercial Papers [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Other notes [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Level 3 of fair value hierarchy [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Corporates securities [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - non-current		7,635	7,660
Financial assets at amortised cost, category [member]
Assets
Cash and cash equivalents		212,430	486,498
Other investments - current		239,742	763,697
Other investments - non-current
Current trade receivables		1,299,072	968,148
Other receivables	[1]	85,220	90,330
Total		1,836,464	2,308,673
Liabilities
Borrowings C and NC		330,933	619,007
Trade payables		845,256	462,105
Finance Lease Liabilities C and NC		117,285	257,343
Total		1,293,474	1,338,455
Financial assets at amortised cost, category [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Financial assets at amortised cost, category [member] | Derivatives [member]
Assets
Derivative financial instruments
Financial assets at amortised cost, category [member] | Other receivables [member]
Assets
Other receivables		85,220	90,330
Financial assets at amortised cost, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Financial assets at amortised cost, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current		239,742	763,697
Financial assets at amortised cost, category [member] | U.S. Sovereign Bills [Member]
Assets
Other investments - current			97,982
Financial assets at amortised cost, category [member] | Non - U.S. Sovereign Bills [Member]
Assets
Other investments - current			14,586
Financial assets at amortised cost, category [member] | Certificates of Deposits [member]
Assets
Other investments - current		94,414	222,132
Financial assets at amortised cost, category [member] | Commercial Papers [member]
Assets
Other investments - current		30,062	268,737
Financial assets at amortised cost, category [member] | Other notes [member]
Assets
Other investments - current		115,266	160,260
Financial assets at amortised cost, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Financial assets at amortised cost, category [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Financial assets at amortised cost, category [member] | Corporates securities [member]
Assets
Other investments - current
Financial assets at amortised cost, category [member] | Other investments [member]
Assets
Other investments - non-current
Financial assets at fair value through other comprehensive income, category [member]
Assets
Cash and cash equivalents
Other investments - current		158,107	108,791
Other investments - non-current		312,619	239,422
Current trade receivables
Other receivables	[1]	48,659	48,659
Total		519,385	396,872
Liabilities
Borrowings C and NC
Trade payables
Finance Lease Liabilities C and NC
Total
Financial assets at fair value through other comprehensive income, category [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Financial assets at fair value through other comprehensive income, category [member] | Derivatives [member]
Assets
Derivative financial instruments
Financial assets at fair value through other comprehensive income, category [member] | Other receivables [member]
Assets
Other receivables		48,659	48,659
Financial assets at fair value through other comprehensive income, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Financial assets at fair value through other comprehensive income, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | U.S. Sovereign Bills [Member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Non - U.S. Sovereign Bills [Member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Certificates of Deposits [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Commercial Papers [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Other notes [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current		158,107	108,791
Other investments - non-current		312,619	239,422
Financial assets at fair value through other comprehensive income, category [member] | Non - U.S. government securities [member]
Assets
Other investments - current		10,660	20,219
Financial assets at fair value through other comprehensive income, category [member] | Corporates securities [member]
Assets
Other investments - current		147,447	88,572
Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Assets
Other investments - non-current
Financial assets at fair value through profit or loss, category [member]
Assets
Cash and cash equivalents		105,697	98,183
Other investments - current
Other investments - non-current		7,635	7,660
Current trade receivables
Other receivables	[1]
Total		124,647	117,292
Liabilities
Borrowings C and NC
Trade payables
Finance Lease Liabilities C and NC
Total		11,328	3,217
Financial assets at fair value through profit or loss, category [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments		11,328	3,217
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Assets
Derivative financial instruments		11,315	11,449
Financial assets at fair value through profit or loss, category [member] | Other receivables [member]
Assets
Other receivables
Financial assets at fair value through profit or loss, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Financial assets at fair value through profit or loss, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | U.S. Sovereign Bills [Member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Non - U.S. Sovereign Bills [Member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Certificates of Deposits [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Commercial Papers [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Other notes [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Financial assets at fair value through profit or loss, category [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Corporates securities [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Other investments [member]
Assets
Other investments - non-current		$ 7,635	$ 7,660

[1]	Includes balances related to interest in Venezuelan companies. See note 34 to these Consolidated Financial Statements.